NET LOSS PER SHARE (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 23, 2022 class
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of classes of ordinary shares | class						2
Allocation of undistributed earnings:
Net loss attributable to Pagaya Technologies Ltd. shareholders		$ (31,297)	$ (175,262)	$ (92,268)	$ (193,534)
Less: Undistributed earnings allocated to participating securities		0	(5,531)	0	(12,205)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders		$ (31,297)	$ (180,793)	$ (92,268)	$ (205,739)
Net income (loss) per share attributable to ordinary shareholders, basic (in dollars per share) | $ / shares	[1]	$ (0.04)	$ (0.71)	$ (0.13)	$ (0.89)
Denominator:
Weighted average shares used net income (loss) per ordinary share, basic (in shares) | shares	[1]	715,317,456	255,474,778	712,643,696	230,180,474
Weighted average shares used net income (loss) per ordinary share, diluted (in shares) | shares	[1]	715,317,456	255,474,778	712,643,696	230,180,474
Net income (loss) per share attributable to ordinary shareholders, diluted (in dollars per share) | $ / shares	[1]	$ (0.04)	$ (0.71)	$ (0.13)	$ (0.89)
Common Class A
Allocation of undistributed earnings:
Net loss attributable to Pagaya Technologies Ltd. shareholders			$ (162,036)		$ (185,384)
Less: Undistributed earnings allocated to participating securities			(5,114)		(11,691)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders		$ (23,643)	(167,150)	$ (69,619)	(197,075)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted		$ (23,643)	$ (167,150)	$ (69,619)	$ (197,075)
Net income (loss) per share attributable to ordinary shareholders, basic (in dollars per share) | $ / shares		$ (0.04)	$ (0.71)	$ (0.13)	$ (0.89)
Denominator:
Weighted average shares used net income (loss) per ordinary share, basic (in shares) | shares		540,383,064	236,195,552	537,709,304	220,487,603
Weighted average shares used net income (loss) per ordinary share, diluted (in shares) | shares		540,383,064	236,195,552	537,709,304	220,487,603
Net income (loss) per share attributable to ordinary shareholders, diluted (in dollars per share) | $ / shares		$ (0.04)	$ (0.71)	$ (0.13)	$ (0.89)
Common Class B
Allocation of undistributed earnings:
Net loss attributable to Pagaya Technologies Ltd. shareholders			$ (13,226)		$ (8,150)
Less: Undistributed earnings allocated to participating securities			(417)		(514)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders		$ (7,654)	(13,643)	$ (22,649)	(8,664)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted		$ (7,654)	$ (13,643)	$ (22,649)	$ (8,664)
Net income (loss) per share attributable to ordinary shareholders, basic (in dollars per share) | $ / shares		$ (0.04)	$ (0.71)	$ (0.13)	$ (0.89)
Denominator:
Weighted average shares used net income (loss) per ordinary share, basic (in shares) | shares		174,934,392	19,279,226	174,934,392	9,692,871
Weighted average shares used net income (loss) per ordinary share, diluted (in shares) | shares		174,934,392	19,279,226	174,934,392	9,692,871
Net income (loss) per share attributable to ordinary shareholders, diluted (in dollars per share) | $ / shares		$ (0.04)	$ (0.71)	$ (0.13)	$ (0.89)

[1]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.